Income Tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 0		$ 0
Current Federal Tax Expense (Benefit)	143		446
Current State and Local Tax Expense (Benefit)	21		66
Effective Income Tax Rate Reconciliation, Tax Exempt Income	85		152
Income Tax Reconciliation, Other Adjustments	(1)		(2)
Income Tax Expense (Benefit)	247	0	662	0
Discontinued Operation, Tax Effect of Discontinued Operation	(34)		(73)
Effective Income Tax Rate, Continuing Operations	0.00%		0.00%
Income Tax Expense (Benefit), Continuing Operations	$ 214		$ 589